Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Balances and Transactions [Abstract]
Schedule of name of related parties and relationship
Name of Related Parties	Relationship with the Company
Mr. He Xiaowu	Chief Executive Officer and Chairman of the Board

Sixiang Times (Beijing) Technology Co., Ltd.	Where the Company’s executive is one of the major shareholders

Beijing Junwei Technology Co., Ltd.	Controlling shareholder of SG and HX

Beijing WanPu Century Technology Co Ltd	Subsidiary company of Beijing NQ Mobile Inc., which was holding company of Sixiang Times (Beijing) Technology Co., Ltd

Lavacano Holdings Limited	Where Mr. He Xiaowu acted as director

ENMOLI INC	Where Mr. He Xiaowu acted as director

Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership)	Controlled by a direct relative of CEO

Chengdu Brightfututure Education Technology Co.,Ltd	Controlled by a direct relative of CEO

Schedule of significant related party transactions
		For the years ended December 31,
		2020	2021	2022	2022
		RMB	RMB	RMB	USD
Sixiang Times (Beijing) Technology Co., Ltd.	Rental and service fees	2,106	531	-	-
ENMOLI INC	Interest expense	-	480	-	-
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership)	Interest income	-	462	-	-

Schedule of amount due from or due to related parties
	2021	2022	2022
	RMB	RMB	USD
Amount due from related parties
Lavacano Holdings Limited	7	-	-
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) . (1)	1,052	1,052	153
Chengdu Brightfututure Education Technology Co.,Ltd	-	63	9
Total	1,059	1,115	162

1)	The balance represented loan receivable balance from Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership). The loan was interest free and due on December 31, 2022. The loan was collected on March 16, 2023 subsequently.